Principal Accounting Policies - Schedule Of Fair Value, Assets Measured On Recurring Basis, Unobservable Input Reconciliation (Detail) - Available for sale debt securities [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments as at December 31, 2022	$ 4,309
Interest income and change in fair value of the investments	1,491
Impairment (Note 11)	(1,230)
Derecognition (Note 11)	(4,570)
Fair value of Level 3 investments as at December 31, 2023 and 2024	$ 0